Operating Income - Additional Information (Details) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($) bond	Dec. 31, 2021 EUR (€) bond	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($) bond	Dec. 31, 2019 EUR (€) bond	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Other Income [Line Items]
Total operating income			€ 85,579		€ 7,758		€ 40,961
Industrial income recognized			80,069		765		30,839
Revenue			85,579		7,758		40,961
Research tax credit (CIR)			5,510		6,993		10,122
Research tax credit	€ 5,282		5,282	$ 9,585,000		$ 8,785,000		€ 7,911	€ 9,585
Expense relating to resolution of dispute			1,892
Exchange gains on trade receivables			€ 223		968		€ 1,992
Genfit | Ipsen
Disclosure Of Other Income [Line Items]
Proportion of ownership interest in associate (as a percent)		8.00%	8.00%
Terns Pharmaceuticals
Disclosure Of Other Income [Line Items]
Total operating income | $		$ 0		0		34,900,000
Non-refundable upfront payment | $						35,000,000
Development and commercial milestones payments recognized | $						0
Revenue | $		0		0		34,900,000
Deferred upfront payment | $						$ 100,000
Royalties on commercial sales recognized | $		0
Revenue on supply of drug product recognized | $		0
Terns Pharmaceuticals | Performance obligations satisfied over time
Disclosure Of Other Income [Line Items]
Number of Performance Obligations | bond						3	3
Terns Pharmaceuticals | Maximum
Disclosure Of Other Income [Line Items]
Development and commercial milestones payments recognized | $		$ 0		0		$ 193,000,000
Royalties on commercial sales recognized | $				$ 0		$ 0
CIR tax credit
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)			€ 5,282		€ 6,020		€ 8,125
Ipsen
Disclosure Of Other Income [Line Items]
Licence fee income	80,000
Deferred income	€ 40,000		40,000
Sale price, clinical trial phase			€ 40,000
Ipsen | Performance obligations satisfied over time
Disclosure Of Other Income [Line Items]
Number of Performance Obligations | bond		4	4